LEASES (Details Narrative)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 01, 2022 ft²	Dec. 11, 2020 ft²
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term											5 years 6 months
Administrative office and laboratories space | ft²										3,053	10,300
Payments for Rent		$ 103,291		$ 77,357	$ 324,544	$ 168,769
Operating Expenses		$ 2,309,052		$ 1,792,993	$ 10,967,960	$ 6,152,335		$ 9,031,662	$ 5,996,739
Remaining Lease Term		3 years 9 months 29 days			3 years 9 months 29 days			4 years 5 months 1 day
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent	$ 10,800				$ 15,260				$ 10,817
Base Rent Percentage	2.50%				2.50%				2.50%
Operating Expenses	$ 12,000	$ 17,500	$ 12,000						$ 12,000
Operating lease discount rate		3.95%			3.95%			3.95%
Operating Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent							$ 15,641